Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Telephone  312.964.3500

Fax  312.964.3501

www.stradley.com

Mark R. Greer

Partner

mgreer@stradley.com

312.964.3505

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

June 19, 2020

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”)

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated December 20, 2019, as supplemented on May 29, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco BulletShares 2020 Corporate Bond ETF, Invesco BulletShares 2021 Corporate Bond ETF, Invesco BulletShares 2022 Corporate Bond ETF, Invesco BulletShares 2023 Corporate Bond ETF, Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2020 High Yield Corporate Bond ETF, Invesco BulletShares 2021 High Yield Corporate Bond ETF, Invesco BulletShares 2022 High Yield Corporate Bond ETF, Invesco BulletShares 2023 High Yield Corporate Bond ETF, Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco Investment Grade Defensive ETF and Invesco Investment Grade Value ETF.

Very truly yours, /s/Mark R. Greer Mark R. Greer Partner

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